Income Taxes - Components of Net Deferred Tax Balances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Deferred tax assets
Net operating loss carryforwards	$ 115,555	$ 133,630
Accruals and reserves	2,800	4,696
Stock-based compensation	7,846	9,777
Property and equipment and intangibles	4,306	3,596
Deferred rent	5,918	8,857
Research and development credits	4,977
Other	1,720	778
Total deferred tax assets	143,122	161,334
Deferred tax liabilities
Property and equipment and intangibles	(810)	(3,171)
Contract and other liabilities	(4,115)	(6,735)
Unrealized gain on foreign exchange	(1,251)
Deferred contract acquisition costs	(19,234)	(20,386)
Total deferred tax liabilities	(25,410)	(30,292)
Less: Valuation allowance	$ (119,153)	$ (133,479)